UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797
                                   811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc.
              BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                          Beneficial
                            Interest
                               (000)       Mutual Funds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $   90,227       BlackRock Master International Portfolio of BlackRock Master LLC           $ 112,408,594
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $113,937,109) - 100.1%                             112,408,594

                                           Liabilities in Excess of Other Assets - (0.1%)                                  (124,395)
                                                                                                                      -------------
                                           Net Assets - 100.0%                                                        $ 112,284,199
                                                                                                                      =============

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                          Industry                          Shares  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 1.8%       Wireless Telecommunication       128,324  MTN Group Ltd.                                     $  2,009,463
                          Services - 1.8%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Africa - 1.8%                  2,009,463
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 3.2%            Beverages - 3.2%                  39,958  InBev NV                                              3,611,431
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                        3,611,431
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.2%             Auto Components - 1.1%            12,405  Compagnie Generale des Etablissements Michelin        1,221,766
                          ---------------------------------------------------------------------------------------------------------
                          Automobiles - 1.2%                12,718  Renault SA                                            1,358,866
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.5%           18,915  BNP Paribas SA                                        1,690,991
                          ---------------------------------------------------------------------------------------------------------
                          Media - 1.8%                      72,386  Eutelsat Communications                               1,990,810
                          ---------------------------------------------------------------------------------------------------------
                          Metals & Mining - 1.7%            25,895  ArcelorMittal                                         1,966,157
                          ---------------------------------------------------------------------------------------------------------
                          Multiline Retail - 1.9%           15,635  Pinault-Printemps-Redoute                             2,132,405
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                        10,360,995
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 12.0%           Auto Components - 1.9%            22,317  Continental AG                                        2,186,863
                          ---------------------------------------------------------------------------------------------------------
                          Electric Utilities - 2.4%         14,091  E.ON AG                                               2,648,289
                          ---------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 1.6%       33,050  SGL Carbon AG (a)                                     1,849,689
                          ---------------------------------------------------------------------------------------------------------
                          Industrial                        18,161  Siemens AG                                            2,338,400
                          Conglomerates - 2.1%
                          ---------------------------------------------------------------------------------------------------------
                          Insurance - 2.2%                  14,392  Allianz AG Registered Shares                          2,491,673
                          ---------------------------------------------------------------------------------------------------------
                          Machinery - 1.8%                  15,412  MAN AG                                                2,028,665
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                       13,543,579
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.9%              Automobiles - 1.3%                69,194  Fiat SpA                                              1,461,143
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Banks - 2.6%          398,404  UniCredit SpA                                         2,929,777
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          4,390,920
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.1%        Chemicals - 2.1%                  31,934  Akzo Nobel NV                                         2,341,641
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                2,341,641
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.9%             Energy Equipment &                88,667  Acergy SA                                             1,894,298
                          Services - 2.9%                   60,249  Subsea 7, Inc. (a)                                    1,336,661
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                         3,230,959
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%              Commercial Banks - 2.0%          128,730  Banco Santander SA                                    2,300,332
                          ---------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication     60,054  Telefonica SA                                         1,737,747
                          Services - 1.6%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                          4,038,079
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 4.3%             Diversified Telecommunication    186,166  Tele2 AB                                              3,272,195
                          Services - 2.9%
                          ---------------------------------------------------------------------------------------------------------
                          Tobacco - 1.4%                    68,375  Swedish Match AB                                      1,593,588
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden                         4,865,783
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.7%        Capital Markets - 1.4%            31,670  Credit Suisse Group                                   1,557,089
                          ---------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 1.3%             7,701  Roche Holding AG                                      1,510,232
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                    3,067,321
-----------------------------------------------------------------------------------------------------------------------------------
United                    Aerospace & Defense - 2.5%       290,624  BAE Systems Plc                                       2,766,440
Kingdom - 24.2%           ---------------------------------------------------------------------------------------------------------
                          Capital Markets - 1.6%           164,612  Man Group Plc                                         1,795,897
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.7%           55,426  Standard Chartered Plc                                1,826,068
                          ---------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing         263,143  Tesco Plc                                             2,079,453
                          - 1.8%
                          ---------------------------------------------------------------------------------------------------------
                          Food Products - 2.3%              83,391  Unilever Plc                                          2,627,332
                          ---------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants &            336,413  Compass Group Plc                                     2,168,404
                          Leisure - 3.1%                   506,828  Dolphin Capital (a)                                   1,303,354
                                                                                                                       ------------
                                                                                                                          3,471,758
                          ---------------------------------------------------------------------------------------------------------
                          Insurance - 1.8%                 170,833  Prudential Plc                                        2,049,707
                          ---------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                          Industry                          Shares  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Metals & Mining - 3.5%            22,621  Anglo American Plc                                 $  1,435,827
                                                            32,317  Xstrata Plc                                           2,521,056
                                                                                                                       ------------
                                                                                                                          3,956,883
                          ---------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable             20,656  Cairn Energy Plc                                      1,108,225
                          Fuels - 2.7%                     156,274  Tullow Oil Plc                                        1,937,222
                                                                                                                       ------------
                                                                                                                          3,045,447
                          ---------------------------------------------------------------------------------------------------------
                          Tobacco - 3.2%                    94,645  British American Tobacco Plc                          3,548,873
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom            27,167,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Europe - 68.1%                76,618,566
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.9%             Media - 1.1%                     117,657  NET Servicos de Comunicacao SA (b)                    1,287,167
                          ---------------------------------------------------------------------------------------------------------
                          Metals & Mining - 1.4%            43,752  Companhia Vale do Rio Doce (Common Shares) (b)        1,524,320
                          ---------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable             13,074  Petroleo Brasileiro SA (b)                            1,534,103
                          Fuels - 1.4%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Brazil                         4,345,590
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.0%             Wireless Telecommunication        18,237  America Movil, SA de CV (b)                           1,102,609
                          Services - 1.0%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Mexico                         1,102,609
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Latin America - 4.9%           5,448,199
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Cayman                    Real Estate Management &         508,500  Shimao Property Holdings Ltd.                         1,017,380
Islands - 0.9%            Development - 0.9%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Cayman Islands             1,017,380
-----------------------------------------------------------------------------------------------------------------------------------
United States             Real Estate Management &         250,000  Hong Kong Land Holdings                               1,095,000
- 1.0%                    Development - 1.0%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United States              1,095,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in North America - 1.9%           2,112,380
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.4%          Oil, Gas & Consumable          1,615,598  CNOOC Ltd.                                            2,683,099
                          Fuels - 2.4%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                      2,683,099
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 8.5%              Automobiles - 1.4%                57,500  Suzuki Motor Corp.                                    1,553,067
                          ---------------------------------------------------------------------------------------------------------
                          Chemicals - 1.7%                 316,000  Toray Industries, Inc.                                1,953,645
                          ---------------------------------------------------------------------------------------------------------
                          Consumer Finance - 1.3%           10,000  ORIX Corp.                                            1,495,090
                          ---------------------------------------------------------------------------------------------------------
                          Machinery - 1.8%                 289,000  Kubota Corp.                                          1,960,473
                          ---------------------------------------------------------------------------------------------------------
                          Software - 2.3%                    5,100  Nintendo Co., Ltd.                                    2,539,268
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                          9,501,543
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 3.1%        Wireless Telecommunication        49,880  Philippine Long Distance Telephone Co.                3,519,453
                          Services - 3.1%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Philippines                3,519,453
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.4%          Commercial Banks - 2.4%          226,000  DBS Group Holdings Ltd.                               2,751,475
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                      2,751,475
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 3.4%             Electronic Equipment &           350,412  HON HAI Precision Industry Co., Ltd.                  2,090,600
                          Instruments - 1.9%
                          ---------------------------------------------------------------------------------------------------------
                          Semiconductors &                 878,135  Taiwan Semiconductor Manufacturing Co., Ltd.          1,715,475
                          Semiconductor Equipment
                          - 1.5%
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Taiwan                         3,806,075
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Pacific
                                                                    Basin/Asia - 19.8%                                   22,261,645
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $110,239,838) - 96.5%                       108,450,253
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                               Par
                          Industry                           (000)  Structured Notes                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United States             Diversified Financial                712  Citigroup Global Markets Holdings, Inc.
- 2.1%                    Services - 2.1%                           (Emaar Properties PJSC), due 3/19/2008             $  2,413,789
                          ---------------------------------------------------------------------------------------------------------
                                                                    Total Structured Notes
                                                                    (Cost - $2,226,441) - 2.1%                            2,413,789
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest
                                                             (000)  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                             $ 745  BlackRock Liquidity Series, LLC
                                                                    Cash Sweep Series, 3.76% (c)(d)                         745,216
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $745,216) - 0.7%                                745,216
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $113,211,495*) - 99.3%                      111,609,258

                                                                    Other Assets Less Liabilities - 0.7%                    800,226
                                                                                                                       ------------
                                                                    Net Assets - 100.0%                                $112,409,484
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 113,213,690
                                                                  =============
      Gross unrealized appreciation                               $   8,059,127
      Gross unrealized depreciation                                  (9,663,559)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,604,432)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Represents the current yield as of February 29, 2008.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                   Net Activity         Interest
      Affiliate                                       (000)              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                           ($865)              $35,507
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Forward foreign exchange contracts as of February 29, 2008 were as follows:

      --------------------------------------------------------------------------
              Currency          Currency         Settlement          Unrealized
             Purchased            Sold              Date            Appreciation
      --------------------------------------------------------------------------
      USD    1,513,695         EUR 997,124         3/05/08              $99
      --------------------------------------------------------------------------

o     Currency Abbreviations:

      EUR   Euro
      USD   U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: April 23, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: April 23, 2008